Related party transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related party transactions
Schedule of related parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - 07/10/2023
Michele Neuber	Employee	07/01/2019 - 03/31/2022
Lisa Franz	Employee	10/01/2021 - 02/18/2022
Romy Ederer	Employee	03/06/2023 - 04/14/2023